ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2018
Accounts Receivable, Net [Abstract]
Schedule of accounts receivable
	December 31,	December 31,
	2018	2017

Accounts receivable	$1,817,767	$1,835,197
Allowance for doubtful accounts	(49,963)	(201,647)
Accounts receivable, net	$1,767,804	$1,633,550